Average Annual Total Returns{- Balanced Portfolio} - 02.28 VIP Balanced Portfolio Initial, Service, Service 2 PRO-16 - Balanced Portfolio	VIP Balanced Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Balanced Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Balanced Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Balanced Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Balanced Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Balanced Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Balanced Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Balanced Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Balanced Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0021 Past 1 year	F0021 Past 5 years	F0021 Past 10 years
Total	18.26%	14.98%	12.65%	18.13%	14.86%	12.53%	17.99%	14.69%	12.37%	28.71%	18.47%	16.55%	15.86%	12.62%	11.14%